Stock-Based Compensation (Details) - Schedule of weighted-average assumptions	3 Months Ended
Mar. 31, 2022
Schedule of weighted-average assumptions [Abstract]
Risk-free interest rate	1.61%
Expected term	7 years 3 days
Expected volatility	43.50%
Dividend yield	0.00%